Significant Accounting Policies - Useful Lives for Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Minimum [Member] | Land Improvements
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Minimum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Maximum [Member] | Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	40 years
Maximum [Member] | Land Improvements
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	20 years
Maximum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	25 years
Maximum [Member] | Furniture and fixtures [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years